Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000012348 | 887432888 | Timothy Plan Fixed Income Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000012348 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000012348 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000012348 | 887432631 | Timothy Plan International Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000012348 | 887432334 | Timothy Plan International ETF
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000012348 | 887432615 | Timothy Plan High Yield Bond Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000012348 | 887432326 | Timothy Plan High Dividend Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000012348 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000012348 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000012348 | Equity
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000012348 | Equities887432359
Holdings [Line Items]
Percent of Total Investments	44.10%
C000012348 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012348 | Fixed Income - Other887432888
Holdings [Line Items]
Percent of Total Investments	54.80%
C000012350 | 887432888 | Timothy Plan Fixed Income Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000012350 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000012350 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000012350 | 887432631 | Timothy Plan International Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000012350 | 887432334 | Timothy Plan International ETF
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000012350 | 887432615 | Timothy Plan High Yield Bond Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000012350 | 887432326 | Timothy Plan High Dividend Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000012350 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000012350 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000012350 | Equity
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000012350 | Equities887432359
Holdings [Line Items]
Percent of Total Investments	44.10%
C000012350 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012350 | Fixed Income - Other887432888
Holdings [Line Items]
Percent of Total Investments	54.80%
C000126999 | 887432888 | Timothy Plan Fixed Income Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000126999 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000126999 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000126999 | 887432631 | Timothy Plan International Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000126999 | 887432334 | Timothy Plan International ETF
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000126999 | 887432615 | Timothy Plan High Yield Bond Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000126999 | 887432326 | Timothy Plan High Dividend Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000126999 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000126999 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000126999 | Equity
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000126999 | Equities887432359
Holdings [Line Items]
Percent of Total Investments	44.10%
C000126999 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.10%
C000126999 | Fixed Income - Other887432888
Holdings [Line Items]
Percent of Total Investments	54.80%
C000080683 | GOLD BARS
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000080683 | United States Treasury Inflation Indexed Bonds, 0.125, 2031-01-15
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000080683 | United States Treasury Inflation Indexed Bonds, 2.375, 2027-01-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000080683 | United States Treasury Inflation Indexed Bonds, 0.125, 2051-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080683 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080683 | United States Treasury Inflation Indexed Bonds, 0.5, 2028-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000080683 | United States Treasury Inflation Indexed Bonds, 2, 2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000080683 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000080683 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000080683 | United States Treasury Inflation Indexed Bonds, 2.5, 2029-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000080683 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080683 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.60%
C000080683 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000080683 | Wholesale - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000080683 | Forestry, Paper & Wood Products
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000080683 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000080683 | Gas & Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000080683 | Steel
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000080683 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000080683 | Food
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000080683 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000080683 | Oil & Gas Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000080683 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000080683 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000080683 | REIT
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000080683 | REITs
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000080683 | U.S. Treasury Inflation Protected
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000080683 | Precious Metal
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000080683 | Real Estate03064D108
Holdings [Line Items]
Percent of Total Investments	47.10%
C000080683 | GoldGOLDBARS
Holdings [Line Items]
Percent of Total Investments	27.40%
C000080683 | U.S. Treasury Obligations912810FS2
Holdings [Line Items]
Percent of Total Investments	22.90%
C000080684 | GOLD BARS
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000080684 | United States Treasury Inflation Indexed Bonds, 0.125, 2031-01-15
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000080684 | United States Treasury Inflation Indexed Bonds, 2.375, 2027-01-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000080684 | United States Treasury Inflation Indexed Bonds, 0.125, 2051-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080684 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080684 | United States Treasury Inflation Indexed Bonds, 0.5, 2028-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000080684 | United States Treasury Inflation Indexed Bonds, 2, 2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000080684 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000080684 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000080684 | United States Treasury Inflation Indexed Bonds, 2.5, 2029-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000080684 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080684 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.60%
C000080684 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000080684 | Wholesale - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000080684 | Forestry, Paper & Wood Products
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000080684 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000080684 | Gas & Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000080684 | Steel
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000080684 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000080684 | Food
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000080684 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000080684 | Oil & Gas Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000080684 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000080684 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000080684 | REIT
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000080684 | REITs
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000080684 | U.S. Treasury Inflation Protected
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000080684 | Precious Metal
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000080684 | Real Estate03064D108
Holdings [Line Items]
Percent of Total Investments	47.10%
C000080684 | GoldGOLDBARS
Holdings [Line Items]
Percent of Total Investments	27.40%
C000080684 | U.S. Treasury Obligations912810FS2
Holdings [Line Items]
Percent of Total Investments	22.90%
C000127002 | GOLD BARS
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000127002 | United States Treasury Inflation Indexed Bonds, 0.125, 2031-01-15
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000127002 | United States Treasury Inflation Indexed Bonds, 2.375, 2027-01-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000127002 | United States Treasury Inflation Indexed Bonds, 0.125, 2051-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127002 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127002 | United States Treasury Inflation Indexed Bonds, 0.5, 2028-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127002 | United States Treasury Inflation Indexed Bonds, 2, 2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000127002 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127002 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127002 | United States Treasury Inflation Indexed Bonds, 2.5, 2029-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127002 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127002 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.60%
C000127002 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000127002 | Wholesale - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000127002 | Forestry, Paper & Wood Products
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000127002 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000127002 | Gas & Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000127002 | Steel
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000127002 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000127002 | Food
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000127002 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000127002 | Oil & Gas Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127002 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000127002 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000127002 | REIT
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000127002 | REITs
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000127002 | U.S. Treasury Inflation Protected
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000127002 | Precious Metal
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000127002 | Real Estate03064D108
Holdings [Line Items]
Percent of Total Investments	47.10%
C000127002 | GoldGOLDBARS
Holdings [Line Items]
Percent of Total Investments	27.40%
C000127002 | U.S. Treasury Obligations912810FS2
Holdings [Line Items]
Percent of Total Investments	22.90%
C000012336 | United States Treasury Note, 4.25, 2035-08-15
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000012336 | United States Treasury Note, 4.625, 2054-05-15
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000012336 | United States Treasury Note, 4.5, 2044-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012336 | John Deere Owner Trust 2025, 4.23, 2029-09-17
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012336 | United States Treasury Note, 4.875, 2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012336 | Province of Ontario Canada, 2.5, 2026-04-27
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012336 | NiSource, Inc., 3.49, 2027-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012336 | CSX Corporation, 3.25, 2027-06-01
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012336 | American Electric Power Company, Inc., 3.2, 2027-11-13
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012336 | Healthpeak Properties, Inc., 3.5, 2029-07-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012336 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012336 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012336 | Gas & Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012336 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000012336 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012336 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000012336 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012336 | REIT
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000012336 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012336 | CLO
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000012336 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000012336 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012336 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012336 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012336 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012336 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012336 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000012336 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000012336 | Abs12674BAD7
Holdings [Line Items]
Percent of Total Investments	4.60%
C000012336 | Utilities025537AJ0
Holdings [Line Items]
Percent of Total Investments	29.80%
C000012336 | Sovereign46514BRL3
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012336 | MBS Passthrough3140M2PG1
Holdings [Line Items]
Percent of Total Investments	59.80%
C000012338 | United States Treasury Note, 4.25, 2035-08-15
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000012338 | United States Treasury Note, 4.625, 2054-05-15
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000012338 | United States Treasury Note, 4.5, 2044-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012338 | John Deere Owner Trust 2025, 4.23, 2029-09-17
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012338 | United States Treasury Note, 4.875, 2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012338 | Province of Ontario Canada, 2.5, 2026-04-27
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012338 | NiSource, Inc., 3.49, 2027-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012338 | CSX Corporation, 3.25, 2027-06-01
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012338 | American Electric Power Company, Inc., 3.2, 2027-11-13
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012338 | Healthpeak Properties, Inc., 3.5, 2029-07-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012338 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012338 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012338 | Gas & Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012338 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000012338 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012338 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000012338 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012338 | REIT
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000012338 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012338 | CLO
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000012338 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000012338 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012338 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012338 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012338 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012338 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012338 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000012338 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000012338 | Abs12674BAD7
Holdings [Line Items]
Percent of Total Investments	4.60%
C000012338 | Utilities025537AJ0
Holdings [Line Items]
Percent of Total Investments	29.80%
C000012338 | Sovereign46514BRL3
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012338 | MBS Passthrough3140M2PG1
Holdings [Line Items]
Percent of Total Investments	59.80%
C000126995 | United States Treasury Note, 4.25, 2035-08-15
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000126995 | United States Treasury Note, 4.625, 2054-05-15
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000126995 | United States Treasury Note, 4.5, 2044-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000126995 | John Deere Owner Trust 2025, 4.23, 2029-09-17
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000126995 | United States Treasury Note, 4.875, 2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000126995 | Province of Ontario Canada, 2.5, 2026-04-27
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000126995 | NiSource, Inc., 3.49, 2027-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126995 | CSX Corporation, 3.25, 2027-06-01
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126995 | American Electric Power Company, Inc., 3.2, 2027-11-13
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126995 | Healthpeak Properties, Inc., 3.5, 2029-07-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126995 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.10%
C000126995 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000126995 | Gas & Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000126995 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000126995 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000126995 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000126995 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000126995 | REIT
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000126995 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000126995 | CLO
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000126995 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000126995 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126995 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000126995 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000126995 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000126995 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000126995 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000126995 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000126995 | Abs12674BAD7
Holdings [Line Items]
Percent of Total Investments	4.60%
C000126995 | Utilities025537AJ0
Holdings [Line Items]
Percent of Total Investments	29.80%
C000126995 | Sovereign46514BRL3
Holdings [Line Items]
Percent of Total Investments	4.70%
C000126995 | MBS Passthrough3140M2PG1
Holdings [Line Items]
Percent of Total Investments	59.80%
C000130991 | United States Treasury Note, 4.25, 2035-08-15
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000130991 | United States Treasury Note, 4.5, 2044-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130991 | John Deere Owner Trust 2025, 4.23, 2029-09-17
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130991 | United States Treasury Note, 4.875, 2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000130991 | Province of Ontario Canada, 2.5, 2026-04-27
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130991 | Timothy Plan High Dividend Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000130991 | United States Treasury Note, 4.625, 2031-04-30
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000130991 | United States Treasury Note, 4.75, 2055-08-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130991 | Israel Government International Bond, 5.5, 2034-03-12
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130991 | Kubota Credit Owner Trust 2025-2, 4.42, 2029-09-17
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130991 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000130991 | Equity
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000130991 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.80%
C000130991 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130991 | Gas & Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130991 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130991 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130991 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130991 | REIT
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000130991 | CLO
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130991 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000130991 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130991 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130991 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130991 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000130991 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130991 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000130991 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000130991 | Abs12674BAD7
Holdings [Line Items]
Percent of Total Investments	2.10%
C000130991 | Utilities025537AJ0
Holdings [Line Items]
Percent of Total Investments	11.40%
C000130991 | Sovereign46514BRL3
Holdings [Line Items]
Percent of Total Investments	1.80%
C000130991 | Equities887432326
Holdings [Line Items]
Percent of Total Investments	53.00%
C000130991 | MBS Passthrough3140QT2N8
Holdings [Line Items]
Percent of Total Investments	30.90%
C000130992 | United States Treasury Note, 4.25, 2035-08-15
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000130992 | United States Treasury Note, 4.5, 2044-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130992 | John Deere Owner Trust 2025, 4.23, 2029-09-17
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130992 | United States Treasury Note, 4.875, 2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000130992 | Province of Ontario Canada, 2.5, 2026-04-27
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130992 | Timothy Plan High Dividend Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000130992 | United States Treasury Note, 4.625, 2031-04-30
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000130992 | United States Treasury Note, 4.75, 2055-08-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130992 | Israel Government International Bond, 5.5, 2034-03-12
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130992 | Kubota Credit Owner Trust 2025-2, 4.42, 2029-09-17
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130992 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000130992 | Equity
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000130992 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.80%
C000130992 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130992 | Gas & Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130992 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130992 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130992 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130992 | REIT
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000130992 | CLO
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130992 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000130992 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130992 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130992 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130992 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000130992 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130992 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000130992 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000130992 | Abs12674BAD7
Holdings [Line Items]
Percent of Total Investments	2.10%
C000130992 | Utilities025537AJ0
Holdings [Line Items]
Percent of Total Investments	11.40%
C000130992 | Sovereign46514BRL3
Holdings [Line Items]
Percent of Total Investments	1.80%
C000130992 | Equities887432326
Holdings [Line Items]
Percent of Total Investments	53.00%
C000130992 | MBS Passthrough3140QT2N8
Holdings [Line Items]
Percent of Total Investments	30.90%
C000130993 | United States Treasury Note, 4.25, 2035-08-15
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000130993 | United States Treasury Note, 4.5, 2044-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130993 | John Deere Owner Trust 2025, 4.23, 2029-09-17
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130993 | United States Treasury Note, 4.875, 2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000130993 | Province of Ontario Canada, 2.5, 2026-04-27
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130993 | Timothy Plan High Dividend Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000130993 | United States Treasury Note, 4.625, 2031-04-30
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000130993 | United States Treasury Note, 4.75, 2055-08-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130993 | Israel Government International Bond, 5.5, 2034-03-12
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130993 | Kubota Credit Owner Trust 2025-2, 4.42, 2029-09-17
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130993 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000130993 | Equity
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000130993 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.80%
C000130993 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130993 | Gas & Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130993 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130993 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130993 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130993 | REIT
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000130993 | CLO
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130993 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000130993 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130993 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130993 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130993 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000130993 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130993 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000130993 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000130993 | Abs12674BAD7
Holdings [Line Items]
Percent of Total Investments	2.10%
C000130993 | Utilities025537AJ0
Holdings [Line Items]
Percent of Total Investments	11.40%
C000130993 | Sovereign46514BRL3
Holdings [Line Items]
Percent of Total Investments	1.80%
C000130993 | Equities887432326
Holdings [Line Items]
Percent of Total Investments	53.00%
C000130993 | MBS Passthrough3140QT2N8
Holdings [Line Items]
Percent of Total Investments	30.90%
C000049122 | 03837AAD2 | Aptiv plc / Aptiv Global Financing DAC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000049122 | 415864AM9 | Enviri Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000049122 | 808541AC0 | Mativ Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000049122 | 64828TAB8 | Rithm Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000049122 | 458665AS5 | Interface, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049122 | 12116LAE9 | Burford Capital Global Finance, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049122 | 87261QAC7 | TMS International Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049122 | 37954FAK0 | Global Partners, L.P. / GLP Finance Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000049122 | 00687YAC9 | Adient Global Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000049122 | 74319RAA9 | PROG Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049122 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000049122 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	5.70%
C000049122 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000049122 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000049122 | Steel
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000049122 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000049122 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000049122 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000049122 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000049122 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049122 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000049122 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000049122 | Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049122 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000049122 | Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000049122 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000049122 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000049122 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000049122 | Financials00489LAL7
Holdings [Line Items]
Percent of Total Investments	94.30%
C000065171 | 03837AAD2 | Aptiv plc / Aptiv Global Financing DAC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000065171 | 415864AM9 | Enviri Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000065171 | 808541AC0 | Mativ Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000065171 | 64828TAB8 | Rithm Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000065171 | 458665AS5 | Interface, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000065171 | 12116LAE9 | Burford Capital Global Finance, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000065171 | 87261QAC7 | TMS International Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000065171 | 37954FAK0 | Global Partners, L.P. / GLP Finance Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000065171 | 00687YAC9 | Adient Global Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000065171 | 74319RAA9 | PROG Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000065171 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000065171 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	5.70%
C000065171 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000065171 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000065171 | Steel
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000065171 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000065171 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000065171 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000065171 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000065171 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000065171 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000065171 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000065171 | Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000065171 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000065171 | Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000065171 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000065171 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000065171 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000065171 | Financials00489LAL7
Holdings [Line Items]
Percent of Total Investments	94.30%
C000127001 | 03837AAD2 | Aptiv plc / Aptiv Global Financing DAC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000127001 | 415864AM9 | Enviri Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127001 | 808541AC0 | Mativ Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127001 | 64828TAB8 | Rithm Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000127001 | 458665AS5 | Interface, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127001 | 12116LAE9 | Burford Capital Global Finance, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127001 | 87261QAC7 | TMS International Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127001 | 37954FAK0 | Global Partners, L.P. / GLP Finance Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127001 | 00687YAC9 | Adient Global Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127001 | 74319RAA9 | PROG Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000127001 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000127001 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	5.70%
C000127001 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000127001 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127001 | Steel
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127001 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000127001 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000127001 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000127001 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127001 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127001 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127001 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127001 | Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127001 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000127001 | Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000127001 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000127001 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000127001 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000127001 | Financials00489LAL7
Holdings [Line Items]
Percent of Total Investments	94.30%
C000049121 | N97284108 | Nebius Group N.V., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000049121 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000049121 | 786584102 | Safran S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000049121 | G25508105 | CRH PLC
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000049121 | 74365P108 | Prosus N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000049121 | 904678406 | UniCredit SpA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049121 | 23304Y100 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049121 | 000375204 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000049121 | 883219206 | Thales S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000049121 | 48241F104 | KBC Group N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000049121 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000049121 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	4.30%
C000049121 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000049121 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000049121 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000049121 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000049121 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000049121 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000049121 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000049121 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000049121 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000049121 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049121 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000049121 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000049121 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000049121 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000049121 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000049121 | Banking
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000049121 | Materials009126202
Holdings [Line Items]
Percent of Total Investments	95.70%
C000065170 | N97284108 | Nebius Group N.V., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000065170 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000065170 | 786584102 | Safran S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000065170 | G25508105 | CRH PLC
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000065170 | 74365P108 | Prosus N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000065170 | 904678406 | UniCredit SpA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000065170 | 23304Y100 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000065170 | 000375204 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000065170 | 883219206 | Thales S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000065170 | 48241F104 | KBC Group N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000065170 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000065170 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	4.30%
C000065170 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000065170 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000065170 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000065170 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000065170 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000065170 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000065170 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000065170 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000065170 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000065170 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000065170 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000065170 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000065170 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000065170 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000065170 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000065170 | Banking
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000065170 | Materials009126202
Holdings [Line Items]
Percent of Total Investments	95.70%
C000127000 | N97284108 | Nebius Group N.V., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000127000 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000127000 | 786584102 | Safran S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000127000 | G25508105 | CRH PLC
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000127000 | 74365P108 | Prosus N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127000 | 904678406 | UniCredit SpA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127000 | 23304Y100 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127000 | 000375204 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127000 | 883219206 | Thales S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127000 | 48241F104 | KBC Group N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127000 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000127000 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	4.30%
C000127000 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000127000 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000127000 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000127000 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000127000 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000127000 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000127000 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000127000 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127000 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127000 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127000 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000127000 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000127000 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000127000 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000127000 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000127000 | Banking
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000127000 | Materials009126202
Holdings [Line Items]
Percent of Total Investments	95.70%
C000104306 | 6076425 | Bank Leumi Le-Israel BM
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000104306 | M3760D101 | Elbit Systems Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000104306 | BK5HCP4 | Tel Aviv Stock Exchange Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000104306 | 6460590 | Phoenix Holdings Ltd. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000104306 | M7516K103 | Nova Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000104306 | M2682V108 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104306 | 6916703 | Mizrahi Tefahot Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000104306 | 6451271 | Israel Discount Bank Ltd., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000104306 | 52661A108 | Leonardo DRS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000104306 | B5MN1W0 | Azrieli Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000104306 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000104306 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.70%
C000104306 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000104306 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000104306 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000104306 | REIT
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000104306 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000104306 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000104306 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000104306 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000104306 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000104306 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000104306 | Banking
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000104306 | Leisure Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000104306 | Apparel & Textile Products
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000104306 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000104306 | Real Estate Owners & Developers
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000104306 | Software
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000104306 | Real Estate6585396
Holdings [Line Items]
Percent of Total Investments	93.80%
C000104306 | Energy6466480
Holdings [Line Items]
Percent of Total Investments	3.50%
C000104307 | 6076425 | Bank Leumi Le-Israel BM
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000104307 | M3760D101 | Elbit Systems Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000104307 | BK5HCP4 | Tel Aviv Stock Exchange Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000104307 | 6460590 | Phoenix Holdings Ltd. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000104307 | M7516K103 | Nova Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000104307 | M2682V108 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104307 | 6916703 | Mizrahi Tefahot Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000104307 | 6451271 | Israel Discount Bank Ltd., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000104307 | 52661A108 | Leonardo DRS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000104307 | B5MN1W0 | Azrieli Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000104307 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000104307 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.70%
C000104307 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000104307 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000104307 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000104307 | REIT
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000104307 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000104307 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000104307 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000104307 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000104307 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000104307 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000104307 | Banking
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000104307 | Leisure Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000104307 | Apparel & Textile Products
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000104307 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000104307 | Real Estate Owners & Developers
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000104307 | Software
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000104307 | Real Estate6585396
Holdings [Line Items]
Percent of Total Investments	93.80%
C000104307 | Energy6466480
Holdings [Line Items]
Percent of Total Investments	3.50%
C000127003 | 6076425 | Bank Leumi Le-Israel BM
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000127003 | M3760D101 | Elbit Systems Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000127003 | BK5HCP4 | Tel Aviv Stock Exchange Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000127003 | 6460590 | Phoenix Holdings Ltd. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000127003 | M7516K103 | Nova Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000127003 | M2682V108 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127003 | 6916703 | Mizrahi Tefahot Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127003 | 6451271 | Israel Discount Bank Ltd., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000127003 | 52661A108 | Leonardo DRS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127003 | B5MN1W0 | Azrieli Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127003 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127003 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.70%
C000127003 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000127003 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000127003 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000127003 | REIT
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000127003 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000127003 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000127003 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000127003 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127003 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127003 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000127003 | Banking
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000127003 | Leisure Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000127003 | Apparel & Textile Products
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127003 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000127003 | Real Estate Owners & Developers
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000127003 | Software
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000127003 | Real Estate6585396
Holdings [Line Items]
Percent of Total Investments	93.80%
C000127003 | Energy6466480
Holdings [Line Items]
Percent of Total Investments	3.50%
C000012342 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000012342 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000012342 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000012342 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000012342 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000012342 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012342 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012342 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012342 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012342 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012342 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012342 | Equity
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000012342 | Equities887432359
Holdings [Line Items]
Percent of Total Investments	9.30%
C000012342 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012342 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000012342 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012342 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012342 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000012342 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012342 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012342 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000012342 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012342 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012342 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000012342 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012342 | Software
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000012342 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000012342 | Entertainment Content
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012342 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000012342 | Communications03831W108
Holdings [Line Items]
Percent of Total Investments	87.10%
C000012344 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000012344 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000012344 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000012344 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000012344 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000012344 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012344 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012344 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012344 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012344 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012344 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012344 | Equity
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000012344 | Equities887432359
Holdings [Line Items]
Percent of Total Investments	9.30%
C000012344 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012344 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000012344 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012344 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012344 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000012344 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012344 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012344 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000012344 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012344 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012344 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000012344 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012344 | Software
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000012344 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000012344 | Entertainment Content
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012344 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000012344 | Communications03831W108
Holdings [Line Items]
Percent of Total Investments	87.10%
C000126997 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000126997 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000126997 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000126997 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000126997 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000126997 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000126997 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000126997 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000126997 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000126997 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000126997 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000126997 | Equity
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000126997 | Equities887432359
Holdings [Line Items]
Percent of Total Investments	9.30%
C000126997 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	3.60%
C000126997 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000126997 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000126997 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000126997 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000126997 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000126997 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126997 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000126997 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000126997 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000126997 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000126997 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126997 | Software
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000126997 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000126997 | Entertainment Content
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126997 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000126997 | Communications03831W108
Holdings [Line Items]
Percent of Total Investments	87.10%
C000012333 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000012333 | 887432326 | Timothy Plan High Dividend Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000012333 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012333 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012333 | 609839105 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012333 | 750917106 | Rambus, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012333 | 369550108 | General Dynamics Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012333 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012333 | 443510607 | Hubbell, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012333 | 40412C101 | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012333 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000012333 | Equity
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000012333 | Equities887432359
Holdings [Line Items]
Percent of Total Investments	18.80%
C000012333 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	5.50%
C000012333 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000012333 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012333 | Food
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012333 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012333 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012333 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000012333 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012333 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000012333 | Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012333 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012333 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012333 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000012333 | Banking
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012333 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012333 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000012333 | Technology92511U102
Holdings [Line Items]
Percent of Total Investments	75.70%
C000012335 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000012335 | 887432326 | Timothy Plan High Dividend Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000012335 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012335 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012335 | 609839105 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012335 | 750917106 | Rambus, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012335 | 369550108 | General Dynamics Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012335 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012335 | 443510607 | Hubbell, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012335 | 40412C101 | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012335 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000012335 | Equity
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000012335 | Equities887432359
Holdings [Line Items]
Percent of Total Investments	18.80%
C000012335 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	5.50%
C000012335 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000012335 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012335 | Food
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012335 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012335 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012335 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000012335 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012335 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000012335 | Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012335 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012335 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012335 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000012335 | Banking
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012335 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012335 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000012335 | Technology92511U102
Holdings [Line Items]
Percent of Total Investments	75.70%
C000126994 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000126994 | 887432326 | Timothy Plan High Dividend Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000126994 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000126994 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000126994 | 609839105 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000126994 | 750917106 | Rambus, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000126994 | 369550108 | General Dynamics Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000126994 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000126994 | 443510607 | Hubbell, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000126994 | 40412C101 | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000126994 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000126994 | Equity
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000126994 | Equities887432359
Holdings [Line Items]
Percent of Total Investments	18.80%
C000126994 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	5.50%
C000126994 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000126994 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000126994 | Food
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000126994 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000126994 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000126994 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000126994 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000126994 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000126994 | Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000126994 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000126994 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000126994 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000126994 | Banking
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000126994 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000126994 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000126994 | Technology92511U102
Holdings [Line Items]
Percent of Total Investments	75.70%
C000012330 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000012330 | 05379B107 | Avista Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012330 | 615394202 | Moog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012330 | 633707104 | National Bank Holdings Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012330 | 00402L107 | Academy Sports & Outdoors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012330 | 300426103 | Everus Construction Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012330 | 922417100 | Veeco Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012330 | 421298100 | Hayward Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012330 | 589889104 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012330 | 177835105 | City Holding Company
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012330 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012330 | Equity
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000012330 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012330 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000012330 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012330 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000012330 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000012330 | REIT
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000012330 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012330 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012330 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012330 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012330 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012330 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012330 | Banking
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000012330 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012330 | Software
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000012330 | Household Products
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012330 | Financials71367G102
Holdings [Line Items]
Percent of Total Investments	84.00%
C000012330 | Equities887432342
Holdings [Line Items]
Percent of Total Investments	13.90%
C000012332 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000012332 | 05379B107 | Avista Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012332 | 615394202 | Moog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012332 | 633707104 | National Bank Holdings Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012332 | 00402L107 | Academy Sports & Outdoors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012332 | 300426103 | Everus Construction Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012332 | 922417100 | Veeco Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012332 | 421298100 | Hayward Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012332 | 589889104 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012332 | 177835105 | City Holding Company
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012332 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012332 | Equity
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000012332 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012332 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000012332 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012332 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000012332 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000012332 | REIT
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000012332 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012332 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012332 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012332 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012332 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012332 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012332 | Banking
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000012332 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012332 | Software
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000012332 | Household Products
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012332 | Financials71367G102
Holdings [Line Items]
Percent of Total Investments	84.00%
C000012332 | Equities887432342
Holdings [Line Items]
Percent of Total Investments	13.90%
C000126993 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000126993 | 05379B107 | Avista Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126993 | 615394202 | Moog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126993 | 633707104 | National Bank Holdings Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126993 | 00402L107 | Academy Sports & Outdoors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126993 | 300426103 | Everus Construction Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126993 | 922417100 | Veeco Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126993 | 421298100 | Hayward Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126993 | 589889104 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126993 | 177835105 | City Holding Company
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126993 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000126993 | Equity
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000126993 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.10%
C000126993 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000126993 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000126993 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000126993 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000126993 | REIT
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000126993 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000126993 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000126993 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000126993 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000126993 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126993 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000126993 | Banking
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000126993 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000126993 | Software
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000126993 | Household Products
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000126993 | Financials71367G102
Holdings [Line Items]
Percent of Total Investments	84.00%
C000126993 | Equities887432342
Holdings [Line Items]
Percent of Total Investments	13.90%
C000012339 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000012339 | 609839105 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012339 | G7997R103 | Seagate Technology Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000012339 | 573874104 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000012339 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000012339 | G3730V105 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012339 | 92840M102 | Vistra Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012339 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012339 | 443201108 | Howmet Aerospace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012339 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012339 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012339 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000012339 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000012339 | REIT
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012339 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012339 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012339 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000012339 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000012339 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012339 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000012339 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000012339 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000012339 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000012339 | Banking
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000012339 | Leisure Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012339 | Software
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000012339 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000012339 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000012339 | Industrials032095101
Holdings [Line Items]
Percent of Total Investments	98.50%
C000012341 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000012341 | 609839105 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012341 | G7997R103 | Seagate Technology Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000012341 | 573874104 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000012341 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000012341 | G3730V105 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012341 | 92840M102 | Vistra Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012341 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012341 | 443201108 | Howmet Aerospace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012341 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012341 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012341 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000012341 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000012341 | REIT
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012341 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012341 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012341 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000012341 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000012341 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012341 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000012341 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000012341 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000012341 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000012341 | Banking
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000012341 | Leisure Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012341 | Software
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000012341 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000012341 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000012341 | Industrials032095101
Holdings [Line Items]
Percent of Total Investments	98.50%
C000126996 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000126996 | 609839105 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000126996 | G7997R103 | Seagate Technology Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000126996 | 573874104 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000126996 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000126996 | G3730V105 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000126996 | 92840M102 | Vistra Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000126996 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000126996 | 443201108 | Howmet Aerospace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000126996 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000126996 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.50%
C000126996 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000126996 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000126996 | REIT
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000126996 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000126996 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000126996 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000126996 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000126996 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000126996 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000126996 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000126996 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000126996 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000126996 | Banking
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000126996 | Leisure Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000126996 | Software
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000126996 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000126996 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000126996 | Industrials032095101
Holdings [Line Items]
Percent of Total Investments	98.50%
C000012345 | 887432888 | Timothy Plan Fixed Income Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000012345 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000012345 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000012345 | 887432631 | Timothy Plan International Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000012345 | 887432334 | Timothy Plan International ETF
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000012345 | 887432615 | Timothy Plan High Yield Bond Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000012345 | 887432326 | Timothy Plan High Dividend Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000012345 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000012345 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000012345 | Equity
Holdings [Line Items]
Percent of Net Asset Value	74.70%
C000012345 | Equities887432359
Holdings [Line Items]
Percent of Total Investments	60.90%
C000012345 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012345 | Fixed Income - Other887432888
Holdings [Line Items]
Percent of Total Investments	37.60%
C000012347 | 887432888 | Timothy Plan Fixed Income Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000012347 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000012347 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000012347 | 887432631 | Timothy Plan International Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000012347 | 887432334 | Timothy Plan International ETF
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000012347 | 887432615 | Timothy Plan High Yield Bond Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000012347 | 887432326 | Timothy Plan High Dividend Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000012347 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000012347 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000012347 | Equity
Holdings [Line Items]
Percent of Net Asset Value	74.70%
C000012347 | Equities887432359
Holdings [Line Items]
Percent of Total Investments	60.90%
C000012347 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012347 | Fixed Income - Other887432888
Holdings [Line Items]
Percent of Total Investments	37.60%
C000126998 | 887432888 | Timothy Plan Fixed Income Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000126998 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000126998 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000126998 | 887432631 | Timothy Plan International Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000126998 | 887432334 | Timothy Plan International ETF
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000126998 | 887432615 | Timothy Plan High Yield Bond Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000126998 | 887432326 | Timothy Plan High Dividend Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000126998 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000126998 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000126998 | Equity
Holdings [Line Items]
Percent of Net Asset Value	74.70%
C000126998 | Equities887432359
Holdings [Line Items]
Percent of Total Investments	60.90%
C000126998 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.50%
C000126998 | Fixed Income - Other887432888
Holdings [Line Items]
Percent of Total Investments	37.60%